Trade Receivables	12 Months Ended
Mar. 31, 2022
Trade receivables.
Trade receivables

8.           Trade receivables

	At March 31,
	2022	2021	2020
	€M	€M	€M
Trade receivables	43.5	18.6	67.5
	43.5	18.6	67.5

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2021: €nil; 2020: €nil).  There were no bad debt write-offs in the year (2021: €nil; 2020: €nil).

At March 31, 2022, €3.6m (2021: €1.0m; 2020: €3.3m) of the total accounts receivable balance were past due, of which €nil (2021: €nil; 2020: €nil) was impaired and €3.6m (2021: €1.0m; 2020: €3.3m) was considered past due but not impaired for which the expected credit loss was considered immaterial.